UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1608
                                   --------

                          FRANKLIN HIGH INCOME TRUST
                          --------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 05/31
                         -----

Date of reporting period: 11/30/03
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                               NOVEMBER 30, 2003
--------------------------------------------------------------------------------

[PHOTO OMITTED]



--------------------------------------------------------------------------------
                SEMIANNUAL REPORT AND SHAREHOLDER LETTER | INCOME
--------------------------------------------------------------------------------

                                   FRANKLIN'S
                              AGE HIGH INCOME FUND

--------------------------------------------------------------------------------

                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                                                      Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.





                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.


TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.


RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.









--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[PHOTO OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER............................      1


SEMIANNUAL REPORT

Franklin's AGE High Income Fund ..............      3

Performance Summary ..........................      7

Financial Highlights and
Statement of Investments .....................     10

Financial Statements .........................     23

Notes to Financial Statements ................     27

Proxy Voting Policies and Procedures .........     34

--------------------------------------------------------------------------------

Semiannual Report


Franklin's AGE High Income Fund

YOUR FUND'S GOALS AND PRIMARY INVESTMENTS: Franklin's AGE High Income Fund seeks to provide investors with high, current income, with a secondary goal of capital appreciation. The Fund invests in a diversified portfolio consisting primarily of high yield, lower-rated debt securities.

--------------------------------------------------------------------------------
PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 11/30/03

[PIE CHART OMITTED]

Bonds.......................................................90.6%
Equities.....................................................5.4%
Short-Term Investments & Other Net Assets....................4.0%

--------------------------------------------------------------------------------


We are pleased to bring you Franklin's AGE High Income Fund's semiannual report for the period ended November 30, 2003.


PERFORMANCE OVERVIEW

For the six-month period ended November 30, 2003, Franklin's AGE High Income Fund - Class A delivered a +12.68% cumulative total return, as shown in the Performance Summary beginning on page 7. The Fund outperformed its benchmark, the CSFB High Yield Index, which returned 9.70%, and its peers as measured by the Lipper High Current Yield Average, which returned 8.55% for the same period.1





1. Sources: Standard & Poor's Micropal; Lipper Inc. The CSFB High Yield Index is designed to mirror the investable universe of the U.S. dollar denominated high yield debt market. The Lipper High Current Yield Funds Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Current Yield Funds classification in the Lipper Open-End underlying funds universe. Lipper High Current Yield Funds are defined as funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. As of 11/30/03, there were 411 funds in this category. Lipper calculations do not include sales charges. The Fund's performance relative to the average might have differed if such charges had been considered. Past performance does not guarantee future results. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.


                                                           Semiannual Report | 3

ECONOMIC AND MARKET OVERVIEW

During the six months ended November 30, 2003, many factors impacted the U.S. economy and financial markets. Uncertainty about the economy's strength and geopolitical events pushed interest rates down early in the reporting period. By mid-June, the 10-year U.S. Treasury yield fell to 3.11%, the lowest level in more than 45 years. However, by the end of the reporting period, the tone of many economic indicators turned positive. Indeed, third quarter gross domestic product grew at an 8.2% annualized rate, its strongest in almost 20 years. In response to the positive economic news, interest rates rose from those low levels, with the 10-year Treasury yield ending the period at 4.33%. The Standard & Poor's 500 Composite Index (S&P 500) rose 10.80% during the six months under review, ending the period at 2003 highs as corporate earnings generally exceeded expectations. 2

Consumer spending remained healthy through the period. Encouraged by low mortgage rates, many homeowners refinanced their mortgages and refinancing applications reached their highest levels on record. Additionally, rising equity markets and home prices improved consumer wealth, which also supported spending behavior. Consumer spending increased 6.9% in the third quarter, led by gains in retail and auto sales.

Importantly, business spending began to display signs of recovery after two years of weakness. Nonresidential investment spending rose 12.8% annualized in the third quarter of 2003, the highest increase in more than three years. Contributing to these gains, lower interest rates allowed many businesses the opportunity to refinance their old debt at more attractive levels, which helped to further buoy corporate operating earnings and provide additional liquidity for investment. Additionally, businesses continued to achieve productivity gains by reducing their labor forces and taking advantage of recent technology investments. As higher productivity levels helped dampen inflation, core inflation (excluding food and energy) rose at a modest 1.0% annualized rate for the six-month period under review.

Looking outside the U.S., the global economy also began to show signs of recovery and benign inflationary pressures following a low growth and disinflationary environment that facilitated monetary easing in many major economies. While growth accelerated in the U.S., it remained strong in Asia, and was weak, yet positive, in Europe. Despite these signs of economic recovery, benign inflationary trends continued, supported by cyclical productivity growth and excess capacity in labor and capital.

Positive economic trends and equity market gains continued to fuel the high yield bond market rally. Gains were particularly strong in the lower-rated sectors within the high yield asset class, as investors showed greater appetite for credit risk. High



2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.



4 | Semiannual Report

DIVIDEND DISTRIBUTIONS
6/1/03-11/30/03

--------------------------------------------------------------------------------
                                      DIVIDEND PER SHARE
                 ---------------------------------------------------------------
   MONTH          CLASS A      CLASS B      CLASS C      CLASS R   ADVISOR CLASS
--------------------------------------------------------------------------------
   June          1.20 cents   1.13 cents   1.12 cents   1.15 cents   1.23 cents
--------------------------------------------------------------------------------
   July          1.20 cents   1.13 cents   1.12 cents   1.15 cents   1.22 cents
--------------------------------------------------------------------------------
   August        1.20 cents   1.13 cents   1.12 cents   1.15 cents   1.23 cents
--------------------------------------------------------------------------------
   September     1.20 cents   1.12 cents   1.12 cents   1.14 cents   1.22 cents
--------------------------------------------------------------------------------
   October       1.25 cents   1.17 cents   1.17 cents   1.19 cents   1.27 cents
--------------------------------------------------------------------------------
   November      1.25 cents   1.17 cents   1.17 cents   1.19 cents   1.28 cents
--------------------------------------------------------------------------------
   TOTAL         7.30 CENTS   6.85 CENTS   6.82 CENTS   6.97 CENTS   7.45 CENTS



TOP 10 HOLDINGS
11/30/03
-------------------------------------------
  COMPANY                       % OF TOTAL
  SECTOR/INDUSTRY               NET ASSETS
-------------------------------------------
  EchoStar DBS Corp.                  1.6%
   CONSUMER SERVICES
-------------------------------------------
  Crown Castle International Corp.    1.6%
   COMMUNICATIONS
-------------------------------------------
  Allied Waste North America Inc.     1.6%
   INDUSTRIAL SERVICES
-------------------------------------------
  Charter Communications Holdings LLC 1.5%
   CONSUMER SERVICES
-------------------------------------------
  Nextel Communications Inc.          1.5%
   COMMUNICATIONS
-------------------------------------------
  AES Corp.                           1.4%
   UTILITIES
-------------------------------------------
  Adelphia Communications Corp.       1.4%
   CONSUMER SERVICES
-------------------------------------------
  Nextel Partners Inc.                1.4%
   COMMUNICATIONS
-------------------------------------------
  Aquila Inc.                         1.3%
   UTILITIES
-------------------------------------------
  Dynegy Inc.                         1.2%
   UTILITIES






yield spreads over Treasuries narrowed from 7.4% at the end of May to 5.1% at the end of November to reach their lowest level since July 1998. Corporate earnings growth, stronger balance sheet discipline and a falling default rate helped market fundamentals. Robust inflows into high yield mutual funds also supported the high yield market.


INVESTMENT STRATEGY

We are disciplined, fundamental investors who mainly rely on our analysts' in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer's creditworthiness, we consider the issuer's experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.


MANAGER'S DISCUSSION

Franklin's AGE High Income Fund continued to post strong absolute and relative performance in this bullish environment.

Consistent with our bottom-up investment strategy, the Fund's outperformance relative to the Lipper High Current Yield Average peer group resulted primarily from industry and company credit selection. In particular, Fund positioning in the wireless communications, cable and satellite TV, and textile industries benefited both absolute and relative returns.3 We held an overweighted position compared with the Lipper average in the wireless communications industry, which ranked among the top performing industries in high yield. Holdings in Millicom International,



3. In the SOI, wireless communications holdings are in the communications sector, cable and satellite TV holdings are in the consumer services sector, and textiles holdings are in the process industries sector.



                                                           Semiannual Report | 5

Dobson Communications and Spectrasite increased in value during the period. Cable and satellite TV was another industry where we were more heavily invested relative to the peer group, and the industry outperformed the broader market. In particular, Charter Communications and NTL rose.4 Textiles, on the other hand, performed well below market averages, and our decision to hold a smaller percentage of this industry compared with the Lipper peer group benefited the Fund.

Conversely, Fund positions in forest products, gaming and leisure, and telecommunications constrained returns compared with the Lipper High Current Yield Average peer group.5 For example, the Fund's overweighted position in forest products detracted from relative performance, as the industry lagged the overall market. The same was true for the Fund's overweighted holdings in the gaming industry, as it posted below-average returns. In contrast, the Fund's smaller position in telecommunications compared with the peer group hurt relative performance, as the industry's returns exceeded overall market gains.

Thank you for your participation in Franklin's AGE High Income Fund. We look forward to serving your future investment needs.





[PHOTO OMITTED]
/S/Christopher J. Molumphy

Christopher J. Molumphy, CFA
Senior Portfolio Manager
Franklin's AGE High Income Fund








THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.




4. NTL is included in the communications sector in the SOI.

5. In the SOI, forest products holdings are in the non-energy minerals sector, gaming and leisure holdings are in the consumer services sector, and telecommunications holdings are in the communications sector.



6  | Semiannual Report

Performance Summary as of 11/30/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE          11/30/03          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.16             $2.04            $1.88
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-11/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0730
--------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE          11/30/03          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.16             $2.04            $1.88
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-11/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0685
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE          11/30/03          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.16             $2.05            $1.89
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-11/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0682
--------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE          11/30/03          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.17             $2.06            $1.89
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-11/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0697
--------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE          11/30/03          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.17             $2.05            $1.88
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-11/30/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0745
--------------------------------------------------------------------------------------------------



     Semiannual Report | Past performance does not guarantee future results. | 7

PERFORMANCE
------------------------------------------------------------------------------------------------------
  CLASS A                                         6-MONTH     1-YEAR      5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                       +12.68%    +32.27%     +21.06%          +87.24%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                    +8.08%    +26.95%      +3.02%           +6.01%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                   $10,808    $12,695     $11,607          $17,918
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/03) 4                        +29.85%      +3.70%           +6.17%
------------------------------------------------------------------------------------------------------
     Distribution Rate 5                        7.04%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                6.18%
------------------------------------------------------------------------------------------------------
  CLASS B                              6-MONTH     1-YEAR     3-YEAR      5-YEAR   INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1            +12.42%    +31.63%    +31.71%         N/A          +18.57%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2         +8.42%    +27.63%     +8.78%         N/A           +3.26%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3        $10,842    $12,763    $12,873         N/A          $11,709
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/03) 4             +30.80%     +9.00%      +3.73%           +3.73%
------------------------------------------------------------------------------------------------------
     Distribution Rate 5                        6.88%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                5.94%
------------------------------------------------------------------------------------------------------
  CLASS C                                         6-MONTH     1-YEAR      5-YEAR  INCEPTION (5/16/95)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                       +12.34%    +31.41%     +17.96%          +62.10%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                   +10.17%    +28.88%      +3.14%           +5.68%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                   $11,017    $12,888     $11,671          $16,036
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/03) 4                        +31.98%      +3.72%           +5.93%
------------------------------------------------------------------------------------------------------
     Distribution Rate 5                        6.78%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                5.86%
------------------------------------------------------------------------------------------------------
  CLASS R                                                    6-MONTH      1-YEAR   INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                  +12.97%     +32.25%          +26.40%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                              +11.97%     +31.25%          +13.05%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                              $11,197     $13,125          $12,640
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/03) 4                                    +34.40%          +13.88%
------------------------------------------------------------------------------------------------------
     Distribution Rate 5                        6.93%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                6.07%
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 7                                 6-MONTH     1-YEAR      5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                       +13.30%    +32.30%     +22.43%          +90.45%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                   +13.30%    +32.30%      +4.13%           +6.65%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                   $11,330    $13,230     $12,243          $19,045
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (12/31/03) 4                        +35.47%      +4.72%           +6.76%
------------------------------------------------------------------------------------------------------
     Distribution Rate 5                        7.49%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                6.53%
------------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8  | Past performance does not guarantee future results. | Semiannual Report

ENDNOTES


INTEREST RATE MOVEMENTS MAY AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. THE FUND'S INVESTMENTS IN FOREIGN COMPANIES CAN INVOLVE SPECIAL RISKS INCLUDING CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; shares are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class's November dividend and the maximum offering price (NAV for Classes B, R and Advisor) per share on 11/30/03.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/03.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulativeand average annual total returns of Advisor Class shares were +40.53% and +5.04%.



     Semiannual Report | Past performance does not guarantee future results. | 9

Franklin High Income Trust

FINANCIAL HIGHLIGHTS


AGE HIGH INCOME FUND
                                           ------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                             NOVEMBER 30, 2003                         YEAR ENDED MAY 31,
CLASS A                                         (UNAUDITED)       2003          2002          2001         2000          1999
                                           ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)
Net asset value, beginning of
 period ..................................         $1.88         $1.87         $2.09         $2.30        $2.69         $2.98
                                           ------------------------------------------------------------------------------------

Income from investment operations:

 Net investment income a .................           .08           .16           .20           .23          .26           .26

 Net realized and unrealized gains
 (losses) ................................           .15           .01          (.22)         (.19)        (.39)         (.29)
                                           ------------------------------------------------------------------------------------

Total from investment operations .........           .23           .17          (.02)          .04         (.13)         (.03)
                                           ------------------------------------------------------------------------------------

Less distributions from net investment
 income ..................................          (.07)         (.16)         (.20)         (.25)        (.26)         (.26)
                                           ------------------------------------------------------------------------------------

Redemption fees ..........................            --c           --c            --            --           --            --
                                           ------------------------------------------------------------------------------------

Net asset value, end of period ...........         $2.04         $1.88         $1.87         $2.09        $2.30         $2.69
                                           ------------------------------------------------------------------------------------

Total return b ...........................         12.68%        10.67%         (.68)%        1.73%       (5.01)%        (.74)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........    $2,275,032    $2,077,768    $2,024,885    $2,222,713   $2,442,432    $3,108,809

Ratios to average net assets:

 Expenses ................................           .75%d         .76%          .75%          .76%         .74%          .72%

 Net investment income ...................          8.08%d        9.72%        10.27%        10.30%       10.28%         9.40%

Portfolio turnover rate ..................         19.75%        36.52%        18.56%        21.37%       18.79%        27.55%




a Based on average daily shares outstanding effective year ended May 31, 2000. b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.0001 per share.
d Annualized.



10  | Semiannual Report

Franklin High Income Trust

AGE HIGH INCOME FUND (CONTINUED)
                                                    ---------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     NOVEMBER 30, 2003                YEAR ENDED MAY 31,
CLASS B                                                 (UNAUDITED)      2003        2002        2001        2000        1999 E
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $1.88       $1.87       $2.08       $2.30       $2.68       $2.76
                                                    ---------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ..........................           .07         .16         .19         .21         .24         .11

 Net realized and unrealized gains (losses) .......           .16          --        (.21)       (.19)       (.37)       (.08)
                                                    ---------------------------------------------------------------------------

Total from investment operations ..................           .23         .16        (.02)        .02        (.13)        .03
                                                    ---------------------------------------------------------------------------

Less distributions from net investment
 income ...........................................          (.07)       (.15)       (.19)       (.24)       (.25)       (.11)
                                                    ---------------------------------------------------------------------------

Redemption fees ...................................            --c         --c          --          --          --          --
                                                    ---------------------------------------------------------------------------

Net asset value, end of period ....................         $2.04       $1.88       $1.87       $2.08       $2.30       $2.68
                                                    ---------------------------------------------------------------------------

Total return b ....................................         12.42%      10.13%       (.70)%       .73%      (5.49)%      1.29%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................      $211,802    $182,494    $153,639    $119,496     $69,565     $26,095

Ratios to average net assets:

 Expenses .........................................          1.25%d      1.27%       1.26%       1.27%       1.25%       1.24%d

 Net investment income ............................          7.58%d      9.21%       9.75%       9.79%       9.85%       8.41%d

Portfolio turnover rate ...........................         19.75%      36.52%      18.56%      21.37%      18.79%      27.55%




a Based on average daily shares outstanding effective year ended May 31, 2000. b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year. c Amount is less than $0.0001 per share.
d Annualized.
e For the period January 1, 1999 (effective date) to May 31, 1999.




                                                          Semiannual Report | 11

Franklin High Income Trust

AGE HIGH INCOME FUND (CONTINUED)
                                                    ---------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     NOVEMBER 30, 2003                    YEAR ENDED MAY 31,
CLASS C                                                 (UNAUDITED)      2003        2002        2001        2000        1999
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $1.89       $1.88       $2.09       $2.31       $2.69       $2.98
                                                    ---------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ..........................           .07         .16         .19         .22         .25         .25

 Net realized and unrealized gains (losses) .......           .16          --        (.21)       (.20)       (.38)       (.29)
                                                    ---------------------------------------------------------------------------

Total from investment operations ..................           .23         .16        (.02)        .02        (.13)       (.04)
                                                    ---------------------------------------------------------------------------

Less distributions from net investment
 income ...........................................          (.07)       (.15)       (.19)       (.24)       (.25)       (.25)
                                                    ---------------------------------------------------------------------------

Redemption fees ...................................            --c         --c         --          --          --          --
                                                    ---------------------------------------------------------------------------

Net asset value, end of period ....................         $2.05       $1.89       $1.88       $2.09       $2.31       $2.69
                                                    ---------------------------------------------------------------------------

Total return b ....................................         12.34%      10.07%       (.71)%       .75%      (5.46)%      (.93)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................      $473,405    $421,795    $383,584    $172,959    $367,151    $487,196

Ratios to average net assets:

 Expenses .........................................          1.25%d      1.27%       1.25%       1.27%       1.25%       1.24%

 Net investment income ............................          7.58%d      9.21%       9.76%       9.79%       9.76%       8.89%

Portfolio turnover rate ...........................         19.75%      36.52%      18.56%      21.37%      18.79%      27.55%



a Based on average daily shares outstanding effective year ended May 31, 2000. b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.0001 per share.
d Annualized.




12  | Semiannual Report

Franklin High Income Trust

AGE HIGH INCOME FUND (CONTINUED)
                                                              ------------------------------------------
                                                               SIX MONTHS ENDED         YEAR ENDED
                                                               NOVEMBER 30, 2003          MAY 31,
CLASS R                                                         (UNAUDITED)         2003        2002 E
                                                              ------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................        $1.89          $1.88       $1.93
                                                              ------------------------------------------

Income from investment operations:

 Net investment income a ...................................          .08            .16         .08

 Net realized and unrealized gains (losses) ................          .16            .01        (.05)
                                                              ------------------------------------------

Total from investment operations ...........................          .24            .17         .03
                                                              ------------------------------------------

Less distributions from net investment income ..............         (.07)          (.16)       (.08)
                                                              ------------------------------------------

Redemption fees ............................................           --c            --c         --
                                                              ------------------------------------------

Net asset value, end of period .............................        $2.06          $1.89       $1.88
                                                              ------------------------------------------

Total return b .............................................        12.97%         10.21%       1.52%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........................       $2,991         $2,574        $713

Ratios to average net assets:

 Expenses ..................................................         1.10%d         1.12%       1.11%d

 Net investment income .....................................         7.73%d         9.36%       9.73%d

Portfolio turnover rate ....................................        19.75%         36.52%      18.56%



a Based on average daily shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.0001 per share.
d Annualized.
e For the period January 1, 2002 (effective date) to May 31, 2002.



                                                          Semiannual Report | 13

Franklin High Income Trust

AGE HIGH INCOME FUND (CONTINUED)
                                                    ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     NOVEMBER 30, 2003                    YEAR ENDED MAY 31,
ADVISOR CLASS                                           (UNAUDITED)      2003        2002        2001        2000        1999
                                                    ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............          $1.88       $1.88       $2.09       $2.30       $2.69       $2.98
                                                    ----------------------------------------------------------------------------

Income from investment operations:

 Net investment income a .........................            .08         .16         .21         .23         .26         .27

 Net realized and unrealized gains (losses) ......            .16          --        (.21)       (.19)       (.38)       (.29)
                                                    ----------------------------------------------------------------------------

Total from investment operations .................            .24         .16          --         .04        (.12)       (.02)
                                                    ----------------------------------------------------------------------------

Less distributions from net investment income ....           (.07)       (.16)       (.21)       (.25)       (.27)       (.27)
                                                    ----------------------------------------------------------------------------

Redemption fees ..................................             --c         --c         --          --          --          --
                                                    ----------------------------------------------------------------------------

Net asset value, end of period ...................          $2.05       $1.88       $1.88       $2.09       $2.30       $2.69
                                                    ----------------------------------------------------------------------------

Total return b ...................................          13.30%      10.23%       (.03)%      1.86%      (4.88)%      (.61)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................        $32,213     $28,045     $20,758     $22,041     $17,234     $39,354

Ratios to average net assets:

 Expenses ........................................            .60%d       .62%        .61%        .62%        .60%        .59%

 Net investment income ...........................           8.23%d      9.86%      10.42%      10.43%      10.29%       9.52%

Portfolio turnover rate ..........................          19.75%      36.52%      18.56%      21.37%      18.79%      27.55%



a Based on average daily shares outstanding effective year ended May 31, 2000. b Total return is not annualized for periods less than one year.
c Amount is less than $0.0001 per share.
d Annualized.



14  | See notes to financial statements. | Semiannual Report

Franklin High Income Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2003 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY        PRINCIPAL AMOUNT G       VALUE
---------------------------------------------------------------------------------------------------------------------------
  BONDS 88.9%
  COMMERCIAL SERVICES 1.1%
a AmeriServe Food Distribution Inc., senior note, 8.875%,
    10/15/06 ......................................................  United States     $ 16,150,000        $         8,075
a AmeriServe Food Distribution Inc., senior sub. note, 10.125%,
    7/15/07 .......................................................  United States       14,210,000                     --
  Iron Mountain Inc., senior sub. note, 8.25%, 7/01/11 ............  United States        4,500,000              4,798,125
  Iron Mountain Inc., senior sub. note, 8.625%, 4/01/13 ...........  United States        1,000,000              1,095,000
  Johnsondiversey Hold Inc., senior disc. note, 144A, zero cpn. to
    5/15/07, 10.67% thereafter, 5/15/13 ...........................  United States       35,000,000             26,687,500
a Key3Media Group Inc., senior sub. note, 11.25%, 6/15/11 .........  United States       20,000,000                250,000
                                                                                                           ----------------
                                                                                                                32,838,700
                                                                                                           ----------------
  COMMUNICATIONS 8.6%
a Asia Global Crossing Ltd., 13.375%, 10/15/10 ....................     Bermuda          11,000,000              1,677,500
  AT&T Wireless Group, senior note, 7.875%, 3/01/11 ...............  United States       27,000,000             30,489,939
  Crown Castle International Corp., senior disc. note, zero cpn. to
    8/01/04, 11.25% thereafter, 8/01/11 ...........................  United States       31,000,000             32,317,500
  Crown Castle International Corp., senior note, 144A, 7.50%,
    12/01/13 ......................................................  United States       15,000,000             14,925,000
  Dobson Communications, senior note, 144A, 8.875%, 10/01/13 ......  United States       18,000,000             18,202,500
a Iridium LLC/Capital Corp., 10.875%, 7/15/05 .....................     Bermuda          17,000,000              1,636,250
  Millicom International Cellular, senior note, 144A, 10.00%,
    12/01/13 ......................................................   Luxembourg         10,000,000             10,300,000
  Nextel Communications Inc., 9.50%, 2/01/11 ......................  United States        5,000,000              5,737,500
  Nextel Communications Inc., senior note, 7.375%, 8/01/15 ........  United States       33,300,000             35,214,750
  Nextel Partners Inc., senior note, 11.00%, 3/15/10 ..............  United States       12,600,000             13,986,000
  Nextel Partners Inc., senior note, 144A, 8.125%, 7/01/11 ........  United States       26,100,000             27,274,500
a Poland Telecom Finance B, 14.00%, 12/01/07 ......................     Poland           30,000,000                  3,000
a RSL Communications PLC, 10.125%, 3/01/08 ........................ United Kingdom       44,500,000                445,000
a RSL Communications PLC, 12.00%, 11/01/08 ........................ United Kingdom        6,250,000                 93,750
  Triton PCS Inc., senior note, 8.50%, 6/01/13 ....................  United States       15,300,000             16,294,500
  Triton PCS Inc., senior sub. note, 9.375%, 2/01/11 ..............  United States        6,900,000              6,900,000
  US West Communications Inc., 6.875%, 9/15/33 ....................  United States       28,300,000             26,177,500
a WorldCom Inc., WorldCom Group, senior note, 6.95%, 8/15/06 ......  United States       20,000,000             16,250,000
                                                                                                           ----------------
                                                                                                               257,925,189
                                                                                                           ----------------
  CONSUMER DURABLES 2.4%
  D.R. Horton Inc., senior note, 8.50%, 4/15/12 ...................  United States       25,000,000             28,562,500
  General Motors, 8.25%, 7/15/23 ..................................  United States       23,500,000             25,406,061
  Sealy Mattress Co., senior disc. note, B, 10.875%, 12/15/07 .....  United States       11,000,000             11,467,500
  Sealy Mattress Co., senior sub. note, B, 9.875%, 12/15/07 .......  United States        7,800,000              8,092,500
                                                                                                           ----------------
                                                                                                                73,528,561
                                                                                                           ----------------
  CONSUMER NON-DURABLES 2.3%
  Philip Morris Cos. Inc., 7.75%, 1/15/27 .........................  United States       28,000,000             29,558,704
  Revlon Consumer Products Corp., senior note, 8.125%, 2/01/06 ....  United States       23,700,000             16,234,500
  Revlon Consumer Products Corp., senior note, 9.00%, 11/01/06 ....  United States       13,600,000              9,316,000
  Revlon Consumer Products Corp., senior sub. note, 8.625%,
    2/01/08 .......................................................  United States        4,700,000              2,373,500


                                                          Semiannual Report | 15

Franklin High Income Trust

---------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY        PRINCIPAL AMOUNT G       VALUE
---------------------------------------------------------------------------------------------------------------------------
  BONDS (CONT.)
  CONSUMER NON-DURABLES (CONT.)
  Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ..............  United States     $  9,600,000        $    10,488,000
a Styling Technology Corp., senior sub. note, 10.875%, 7/01/08 ....  United States       22,000,000                 93,720
                                                                                                           ----------------
                                                                                                                68,064,424
                                                                                                           ----------------
  CONSUMER SERVICES 25.1%
a,b Adelphia Communications Corp., senior note, 10.875%,
    10/01/10 ......................................................  United States       30,000,000             25,050,000
a,b Adelphia Communications Corp., senior note, 10.25%, 6/15/11 ...  United States       20,000,000             17,250,000
  Argosy Gaming Co., senior sub. note, 9.00%, 9/01/11 .............  United States        8,300,000              9,192,250
  Aztar Corp., senior sub. note, 8.875%, 5/15/07 ..................  United States       19,000,000             19,926,250
a Callahan Nordrhein-Westfalen, senior disc. note, zero cpn. to 7/15/05,
    16.00% thereafter, 7/15/10 ....................................     Germany          38,000,000              1,472,500
  CanWest Media Inc., senior sub. note, 10.625%, 5/15/11 ..........     Canada           15,600,000             17,784,000
  CanWest Media Inc., senior sub. note, 7.625%, 4/15/13 ...........     Canada            3,500,000              3,823,750
  Charter Communications Holdings II, senior note, 144A, 10.25%,
    9/15/10 .......................................................  United States       33,800,000             34,560,500
  Charter Communications Holdings LLC, senior disc. note, zero cpn. to
    1/15/06, 13.50%  thereafter, 1/15/11 ..........................  United States       15,500,000             10,462,500
  Choctaw Resort Development Enterprise, senior note, 9.25%,
    4/01/09 .......................................................  United States       11,500,000             12,592,500
  CKE Restaurants Inc., senior sub. note, 9.125%, 5/01/09 .........  United States       20,200,000             20,705,000
  CSC Holdings Inc., senior deb., 7.625%, 7/15/18 .................  United States       25,000,000             24,875,000
  Dex Media East LLC, senior note, B, 12.125%, 11/15/12 ...........  United States       20,000,000             24,150,000
  Dex Media Inc., senior disc. note, 144A, zero cpn. to 11/15/08,
    9.00% thereafter, 11/15/2013 ..................................  United States        7,600,000              5,130,000
  Dex Media Inc., senior note, 144A, 8.00%, 11/15/13 ..............  United States        7,500,000              7,650,000
  Diamond Holdings PLC, senior note, 9.125%, 2/01/08 .............. United Kingdom       10,600,000             10,918,000
  DIRECTV Holdings/Finance, senior note, 8.375%, 3/15/13 ..........  United States       29,200,000             33,178,500
  EchoStar DBS Corp., senior note, 10.375%, 10/01/07 ..............  United States       25,000,000             27,500,000
  EchoStar DBS Corp., senior note, 144A, 6.375%, 10/01/11 .........  United States       20,000,000             20,175,000
  Gaylord Entertainment Co, senior note, 144A, 8.00%, 11/15/13 ....  United States        6,700,000              7,001,500
  Granite Broadcasting Corp., senior sub. note, 10.375%, 5/15/05 ..  United States        6,494,000              6,461,530
  HMH Properties Inc., senior secured note, B, 7.875%, 8/01/08 ....  United States        8,000,000              8,300,000
  Hollywood Park, senior sub. note, B, 9.25%, 2/15/07 .............  United States        7,000,000              7,262,500
  Horseshoe Gaming Holding Corp., senior sub. note, 8.625%,
    5/15/09 .......................................................  United States       30,200,000             32,276,250
  Host Marriott LP, senior note, 9.50%, 1/15/07 ...................  United States        7,000,000              7,717,500
  Host Marriott LP, senior note, 7.125%, 11/01/13 .................  United States       20,000,000             19,900,000
  Lin Television Corp., senior sub. note, 144A, 6.50%, 5/15/13 ....  United States       14,600,000             14,454,000
  Mandalay Resort Group, senior note, 9.50%, 8/01/08 ..............  United States        5,900,000              6,829,250
  Mandalay Resort Group, senior sub note, 10.25%, 8/01/07 .........  United States       14,600,000             16,826,500
  Meristar Hospitality Corp., senior note, 9.00%, 1/15/08 .........  United States       16,500,000             17,221,875
  Meristar Hospitality Corp., senior note, 10.50%, 6/15/09 ........  United States       10,700,000             11,529,250
  Park Place Entertainment Corp., senior sub. note, 7.875%,
    3/15/10 .......................................................  United States       25,000,000             27,437,500
  Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
    13.75% thereafter, 7/15/11 ....................................     Canada           31,500,000             27,720,000
  Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .......  United States       14,400,000             14,148,000



16  | Semiannual Report

Franklin High Income Trust

---------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY        PRINCIPAL AMOUNT G       VALUE
---------------------------------------------------------------------------------------------------------------------------
  BONDS (CONT.)
  CONSUMER SERVICES (CONT.)
  Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 .......  United States     $  4,200,000        $     4,567,500
  Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 .....  United States       13,800,000             13,834,500
  Sinclair Broadcast Group Inc., senior sub. note, 8.00%, 3/15/12 .  United States        9,000,000              9,652,500
  Six Flags Inc., senior note, 9.75%, 6/15/07 .....................  United States       22,500,000             23,400,000
  Six Flags Inc., senior note, 9.75%, 4/15/13 .....................  United States        8,000,000              8,150,000
  Station Casinos Inc., senior note, 8.375%, 2/15/08 ..............  United States       15,000,000             16,237,500
  Station Casinos Inc., senior sub. note, 9.875%, 7/01/10 .........  United States       15,000,000             16,612,500
  Sun International Hotels, senior sub. note, 8.875%, 8/15/11 .....  United States       11,300,000             12,345,250
  Telewest Communications PLC, senior disc. note, zero cpn. to
    4/15/04, 9.25% thereafter, 4/15/09 ............................ United Kingdom        2,250,000              1,068,750
  Telewest Communications PLC, senior disc. note, zero cpn. to
    2/01/05, 11.375% thereafter, 2/01/10 .......................... United Kingdom       28,000,000             12,460,000
a Telewest Communications PLC, senior note, 11.25%, 11/01/08 ...... United Kingdom        4,000,000              2,350,000
  Universal City Development, senior note, 144A, 11.75%, 4/01/10 ..  United States       15,000,000             17,475,000
  Venetian Casino/LV Sands, 11.00%, 6/15/10 .......................  United States       24,800,000             28,830,000
  Vivendi Universal, senior note, 144A, 9.25%, 4/15/10 ............     France           12,100,000             14,217,500
  Yell Finance BV, senior disc. note, zero cpn. to 8/01/06,
    13.50% thereafter, 8/01/11 .................................... United Kingdom       12,325,000             11,369,813
  Yell Finance BV, senior note, 10.75%, 8/01/11 ................... United Kingdom        6,485,000              7,652,300
                                                                                                           ----------------
                                                                                                               751,704,518
                                                                                                           ----------------
  ELECTRONIC TECHNOLOGY 3.6%
  Alliant Techsystems Inc., senior sub. note, 8.50%, 5/15/11 ......  United States        6,900,000              7,659,000
  Amkor Technologies Inc., senior note, 144A, 7.75%, 5/15/13 ......  United States       23,000,000             24,725,000
  Fairchild Semiconductor Corp., senior sub. note, 10.50%,
    2/01/09 .......................................................  United States       15,400,000             17,325,000
  Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13     Singapore         18,000,000             18,090,000
  ON Semiconductor Corp., 13.00%, 5/15/08 .........................  United States       12,500,000             14,562,500
  SCG Holding and Semiconductor Co., senior sub. note, 12.00%,
    8/01/09 .......................................................  United States        9,951,000             10,747,080
  Solectron Corp., senior note, 9.625%, 2/15/09 ...................  United States       12,100,000             13,431,000
                                                                                                           ----------------
                                                                                                               106,539,580
                                                                                                           ----------------
  ENERGY MINERALS 1.6%
  Arch Western Finance, senior note, 144A, 6.75%, 7/01/13 .........  United States       19,100,000             19,792,375
  Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...........  United States       15,900,000             16,814,250
  Williams Cos., senior note, 8.625%, 6/01/10 .....................  United States        9,200,000             10,212,000
                                                                                                           ----------------
                                                                                                                46,818,625
                                                                                                           ----------------
  FINANCE 2.3%
  Americredit Corp., senior note, 9.25%, 5/01/09 ..................  United States       15,000,000             15,600,000
  Ventas Realty LP Capital Corp., senior note, 8.75%, 5/01/09 .....  United States        7,500,000              8,362,500
  Western Financial Bank-FSB, sub. deb., 9.625%, 5/15/12 ..........  United States       12,400,000             13,950,000
  Willis Corroon Corp., senior sub. note, 9.00%, 2/01/09 .......... United Kingdom       30,000,000             32,025,000
                                                                                                           ----------------
                                                                                                                69,937,500
                                                                                                           ----------------
  GOVERNMENT BONDS .4%
  ESKOM, E168, utility deb., 11.00%, 6/01/08 ......................  South Africa        63,800,000 ZAR         10,772,726
                                                                                                           ----------------




                                                          Semiannual Report | 17

Franklin High Income Trust

---------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY        PRINCIPAL AMOUNT G       VALUE
---------------------------------------------------------------------------------------------------------------------------
  BONDS (CONT.)
  HEALTH SERVICES 5.4%
  Alliance Imaging Inc., senior sub. note, 10.375%, 4/15/11 .......  United States     $  9,000,000        $     9,382,500
  HealthSouth Corp., senior note, 7.625%, 6/01/12 .................  United States       27,000,000             24,840,000
  Iasis Healthcare Corp., senior sub. note, 13.00%, 10/15/09 ......  United States       16,500,000             18,562,500
b Magellan Health Services Inc., senior note, 144A, 9.375%,
    11/15/07 ......................................................  United States        8,400,000              9,324,000
a,b Magellan Health Services Inc., senior sub. note, 9.00%, 2/15/08  United States       20,000,000             13,900,000
  Pacificare Health Systems Inc., senior note, 10.75%, 6/01/09 ....  United States       24,400,000             28,182,000
  Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ............  United States        5,000,000              4,862,500
  Tenet Healthcare Corp., senior note, 6.875%, 11/15/31 ...........  United States       25,000,000             22,000,000
  United Surgical Partners, senior sub. note, 10.00%, 12/15/11 ....  United States       27,000,000             30,645,000
                                                                                                           ----------------
                                                                                                               161,698,500
                                                                                                           ----------------
  INDUSTRIAL SERVICES 5.1%
  Allied Waste North America Inc., senior note, 7.875%, 4/15/13 ...  United States       21,600,000             23,220,000
  Allied Waste North America Inc., senior note, B, 7.875%,
    1/01/09 .......................................................  United States        2,400,000              2,490,000
  Allied Waste North America Inc., senior secured note, 144A, 6.50%,
    11/15/10 ......................................................  United States       10,000,000             10,075,000
  Allied Waste North America Inc., senior sub. note, B, 10.00%,
    8/01/09 .......................................................  United States       10,000,000             10,850,000
  Gulfterra Energy Partners, senior sub. note, 10.625%, 12/01/12     United States        4,700,000              5,546,000
  Gulfterra Energy Partners, senior sub. note, LP, B, 8.50%,
    6/01/11 .......................................................  United States       11,800,000             12,980,000
  Hanover Equipment Trust 01, A, 8.50%, 9/01/08 ...................  United States       18,000,000             18,450,000
  Hanover Equipment Trust 01, senior secured note, B, 8.75%,
    9/01/11 .......................................................  United States       12,000,000             12,270,000
  Key Energy Services Inc., senior sub. note, 14.00%, 1/15/09 .....  United States       20,520,000             22,264,200
a Safety Kleen Services, 9.25%, 6/01/08 ...........................  United States       10,000,000                 50,000
  Universal Compression Inc., senior note, 7.25%, 5/15/10 .........  United States        7,100,000              7,384,000
  URS Corp., senior sub. note, 12.25%, 5/01/09 ....................  United States       26,200,000             27,903,000
                                                                                                           ----------------
                                                                                                               153,482,200
                                                                                                           ----------------
  NON-ENERGY MINERALS 1.1%
  Century Aluminum Co., first mortgage, 11.75%, 4/15/08 ...........  United States        9,900,000             11,038,500
  Louisiana Pacific Corp., senior sub. note, 10.875%, 11/15/08 ....  United States        4,500,000              5,377,500
  Oregon Steel Mills Inc., first mortgage, 10.00%, 7/15/09 ........  United States       19,000,000             15,390,000
                                                                                                           ----------------
                                                                                                                31,806,000
                                                                                                           ----------------
  PROCESS INDUSTRIES 11.0%
  Avecia Group PLC, senior note, 11.00%, 7/01/09 .................. United Kingdom       33,000,000             28,215,000
  Bear Island Paper Co. LLC, senior note, B, 10.00%, 12/01/07 .....  United States       11,700,000             10,179,000
  Buckeye Technologies Inc., senior note, 144A, 8.50%, 10/01/13 ...  United States       11,700,000             12,519,000
  Equistar Chemicals LP, senior note, 8.75%, 2/15/09 ..............  United States       20,000,000             20,200,000
  Equistar Chemicals LP, senior note, 144A, 10.625%, 5/01/11 ......  United States        4,400,000              4,686,000
  FiberMark Inc., senior note, 10.75%, 4/15/11 ....................  United States       17,000,000             10,965,000
  Four M Corp., senior note, B, 12.00%, 6/01/06 ...................  United States        7,400,000              6,845,000
  Georgia-Pacific Corp., 7.25%, 6/01/28 ...........................  United States        3,000,000              2,782,500
  Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .............  United States       19,800,000             22,819,500


18  | Semiannual Report

Franklin High Income Trust

---------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY        PRINCIPAL AMOUNT G       VALUE
---------------------------------------------------------------------------------------------------------------------------
  BONDS (CONT.)
  PROCESS INDUSTRIES (CONT.)
  Georgia-Pacific Corp., senior note, 8.00%, 1/15/14 ..............  United States     $  8,000,000        $     8,540,000
  Graham Packaging Co., senior disc. note, B, 10.75%, 1/15/09 .....  United States        5,600,000              5,810,000
  Graham Packaging Co., senior sub. note, 144A, 8.75%, 1/15/08 ....  United States       11,300,000             11,723,750
  Graham Packaging Co., senior sub. note, B, 8.75%, 1/15/08 .......  United States        9,000,000              9,337,500
  Huntsman ICI Chemicals, senior disc. note, zero cpn., 12/31/09 ..  United States       76,130,000             33,497,200
  IMC Global Inc., senior note, 144A, 10.875%, 8/01/13 ............  United States       28,000,000             29,680,000
  Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ............  United States       10,800,000             11,178,000
  Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 .....  United States       17,400,000             18,313,500
  MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 ............. Irish Republic       18,600,000             20,739,000
  Nalco Company, senior note, 144A, 7.75%, 11/15/11                  United States        2,700,000              2,828,250
  Nalco Company, senior sub. note, 144A, 8.875%, 11/15/13 .........  United States        2,200,000              2,299,000
  Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ................  United States       29,000,000             28,565,000
a Polysindo International Finance Co., BV, secured note, 9.375%,
    7/30/07 .......................................................    Indonesia         27,750,000              2,358,750
a Pindo Deli Finance Mauritius Ltd., senior note, 11.75%,
    10/01/17 ......................................................    Indonesia         30,900,000              6,643,500
  Stone Container Corp., senior note, 8.375%, 7/01/12 .............  United States       15,400,000             16,612,750
a Tjiwi Kimia Finance Mauritius, senior note, 10.00%, 8/01/04 .....    Indonesia         11,000,000              3,685,000
                                                                                                           ----------------
                                                                                                               331,022,200
                                                                                                           ----------------
  PRODUCER MANUFACTURING 7.1%
  Airxcel Inc., senior sub. note, B, 11.00%, 11/15/07 .............  United States       13,500,000             11,576,250
  Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ........  United States       32,000,000             36,000,000
  Cincinnati Milacron Inc., 8.375%, 3/15/04 .......................  United States       10,000,000              7,800,000
  Fimep SA, senior note, 10.50%, 2/15/13 ..........................     France           20,700,000             24,115,500
a Goss Graphic Systems Inc., 12.25%, 11/19/05 .....................  United States        9,053,899                     --
  HLI Operating Co., senior note, 144A, Inc., 10.50%, 6/15/10 .....  United States       25,000,000             28,562,500
  Hutchison Whampoa International Ltd., senior note, 144A, 6.25%,
    1/24/14 .......................................................    Hong Kong         20,300,000             20,252,823
  NMHG Holding Co., senior note, 10.00%, 5/15/09 ..................  United States        7,400,000              8,177,000
  Nortek Inc., senior note, B, 9.125%, 9/01/07 ....................  United States       19,200,000             19,872,000
  Nortek Inc., senior note, B, 8.875%, 8/01/08 ....................  United States        8,000,000              8,360,000
  Rexnord Corp., senior sub. note, 10.125%, 12/15/12 ..............  United States        4,400,000              4,796,000
  Terex Corp., senior sub. note, 8.875%, 4/01/08 ..................  United States       20,477,000             21,582,758
  TRW Automotive Inc., senior note, 144A, 9.375%, 2/15/13 .........  United States       13,500,000             15,322,500
  TRW Automotive Inc., senior sub. note, 144A, 11.00%, 2/15/13 ....  United States        4,300,000              5,063,250
                                                                                                           ----------------
                                                                                                               211,480,581
                                                                                                           ----------------
  RETAIL TRADE 1.9%
  Office Depot Inc., senior sub. note, 10.00%, 7/15/08 ............  United States       22,000,000             26,400,000
  Rite Aid Corp., 7.70%, 2/15/27 ..................................  United States        5,000,000              4,400,000
  Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 .............  United States       26,900,000             25,555,000
                                                                                                           ----------------
                                                                                                                56,355,000
                                                                                                           ----------------
  TECHNOLOGY SERVICES
a PSINet Inc., 11.00%, 8/01/09 ....................................  United States       18,750,000              1,031,250
                                                                                                           ----------------



                                                          Semiannual Report | 19

Franklin High Income Trust

---------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY        PRINCIPAL AMOUNT G       VALUE
---------------------------------------------------------------------------------------------------------------------------
  BONDS (CONT.)
  TRANSPORTATION 2.9%
  CP Ships Ltd., senior note, 10.375%, 7/15/12 .................... United Kingdom     $ 20,000,000        $    23,300,000
  Great Lakes Dredge & Dock Corp., senior sub. note, 11.25%,
    8/15/08 .......................................................  United States        8,550,000              9,020,250
  Laidlaw International Inc., senior note, 144A, 10.75%, 6/15/11 ..  United States       19,800,000             21,879,000
  Ultrapetrol Ltd., first mortgage, 10.50%, 4/01/08 ...............     Bahamas          34,000,000             24,650,000
a,b United Air Lines Inc., S.F., pass-through equipment trust,
    B-2, 9.06%, 9/26/14 ...........................................  United States       20,422,000              8,131,734
                                                                                                           ----------------
                                                                                                                86,980,984
                                                                                                           ----------------
  UTILITIES 7.0%
  AES Corp., senior note, 9.375%, 9/15/10 .........................  United States       15,000,000             16,050,000
  AES Corp., senior secured note, 144A, 9.00%, 5/15/15 ............  United States       24,700,000             27,015,625
  Aquila Inc., 14.875%, 7/01/12 ...................................  United States       30,000,000             39,975,000
  Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 ......  United States       20,000,000             14,900,000
  Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ........  United States       18,000,000             16,695,000
  Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ...............  United States       39,000,000             37,440,000
  Edison Mission, 9.875%, 4/15/11                                    United States       23,400,000             23,751,000
  ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 ..  United States        7,503,000              7,793,741
  Midland Cogeneration Venture, S.F., senior lease obligation, A,
    11.75%, 7/23/05 ...............................................  United States        4,123,988              4,474,528
  Midland Cogeneration Venture, S.F., senior lease obligation, B,
    13.25%, 7/23/06 ...............................................  United States       11,500,000             13,512,500
  PG&E Corp., senior secured note, 144A, 6.875%, 7/15/08 ..........  United States        7,700,000              8,239,000
                                                                                                           ----------------
                                                                                                               209,846,394
                                                                                                           ----------------
  TOTAL BONDS (COST $2,767,048,619) ...............................                                          2,661,832,932
                                                                                                           ----------------
  CONVERTIBLE BONDS 1.7%
  COMMUNICATIONS .6%
  Millicom International Cellular SA, cvt., PIK, 144A, 2.00%,
    6/01/06 .......................................................   Luxembourg          2,638,000             19,583,852
                                                                                                           ----------------
  ELECTRONIC TECHNOLOGY 1.1%
  Nortel Networks Corp., senior note, cvt., 4.25%, 9/01/08 ........     Canada           33,700,000             31,972,875
                                                                                                           ----------------
  TOTAL CONVERTIBLE BONDS (COST $30,283,634) ......................                                             51,556,727
                                                                                                           ----------------


                                                                                       -----------------
                                                                                        SHARES/WARRANTS
                                                                                       -----------------
  COMMON STOCKS AND WARRANTS 2.6%
  COMMUNICATIONS 2.1%
c Arch Wireless Inc., A ...........................................  United States           12,772                223,127
c Call-Net Enterprises Inc., B ....................................     Canada              254,140              1,080,095
c Dobson Communications Corp. .....................................  United States        1,480,837              8,736,938
c ICG Communications Inc. .........................................  United States          106,945                753,962
c ICG Communications Inc., wts., 10/10/07 .........................  United States           17,723                  6,646
c ICO Global Communications Holdings Ltd. .........................  United States        2,105,368              1,010,577



20  | Semiannual Report

Franklin High Income Trust

---------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY         SHARES/WARRANTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONT.)
  COMMUNICATIONS (CONT.)
c ICO Global Communications Holdings Ltd., wts., 5/16/06 ..........  United States          528,825        $         2,641
d International Wireless Communications Holdings Inc. .............  United States        1,759,743                351,949
c Loral Space & Communications Ltd., wts., 12/27/06 ...............  United States          155,654                     --
c Loral Space & Communications Ltd., wts., 1/15/07 ................  United States           35,300                    353
c Metrocall Holdings Inc. .........................................  United States          182,155              9,016,673
c Nextel Communications Inc., A ...................................  United States          128,674              3,259,312
c NII Holdings Inc., B ............................................  United States           74,573              5,663,819
c NTL Inc. ........................................................ United Kingdom          207,000             13,488,120
c Occidente Y Caribe Celular SA, wts., 144A, 3/15/04 ..............    Colombia             152,660                  1,527
c,e Poland Telecom Finance, wts., 144A, 12/01/07 ..................     Poland               30,000                     --
c Spectrasite Inc. ................................................  United States          546,948             19,197,875
  XO Communications Inc. ..........................................  United States           51,739                257,143
  XO Communications Inc., wts., A, 1/16/10 ........................  United States          103,479                170,740
  XO Communications Inc., wts., B, 1/16/10 ........................  United States           77,609                100,892
  XO Communications Inc., wts., C, 1/16/10 ........................  United States           77,609                 73,729
                                                                                                           ----------------
                                                                                                                63,396,118
                                                                                                           ----------------
  CONSUMER SERVICES
c Jack in the Box Inc. ............................................  United States           24,090                502,277
c Prandium Inc. ...................................................  United States          110,177                  7,712
                                                                                                           ----------------
                                                                                                                   509,989
                                                                                                           ----------------
  ENERGY MINERALS
c Horizon Natural Resources Co. ...................................  United States          533,333                     53
c McMoRan Exploration Co. .........................................  United States           25,937                465,829
                                                                                                           ----------------
                                                                                                                   465,882
                                                                                                           ----------------
  HEALTH SERVICES .4%
c Kindred Healthcare Inc. .........................................  United States               36                  1,857
c Kindred Healthcare Inc., A, wts., 4/20/06 .......................  United States          134,263              3,229,025
c Kindred Healthcare Inc., B, wts., 4/20/06 .......................  United States          335,658              7,065,601
                                                                                                           ----------------
                                                                                                                10,296,483
                                                                                                           ----------------
  INDUSTRIAL SERVICES
c Transocean Inc., wts., 144A, 5/01/09 ............................  United States           11,750                998,750
                                                                                                           ----------------
  PROCESS INDUSTRIES .1%
  Walter Industries Inc. ..........................................  United States          189,505              2,319,541
                                                                                                           ----------------
  PRODUCER MANUFACTURING
c Cambridge Industries Liquidating Trust Interest .................  United States        4,853,892                 48,539
c Goss Holdings Inc., B ...........................................  United States          211,174                     --
c,d Harvard Industries Inc. .......................................  United States          793,966                  1,588
c,d VS Holdings ...................................................  United States        1,685,375              1,264,031
                                                                                                           ----------------
                                                                                                                 1,314,158
                                                                                                           ----------------



                                                          Semiannual Report | 21

Franklin High Income Trust

---------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY         SHARES/WARRANTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONT.)
  RETAIL TRADE
c Penn Traffic Co. ................................................  United States          389,598        $        13,636
                                                                                                           ----------------

  TOTAL COMMON STOCKS AND WARRANTS (COST $248,922,745) ............                                             79,314,557
                                                                                                           ----------------

  PREFERRED STOCKS 1.1%
  COMMUNICATIONS
  Metrocall Holdings Inc., 15.00%, pfd., A ........................  United States           21,985                252,278
  NTL Europe Inc., 10.00%, pfd., A ................................   Switzerland               410                  2,214
                                                                                                           ----------------

                                                                                                                   254,492
                                                                                                           ----------------

  HEALTH SERVICES 1.1%
  Fresenius Medical Care Capital Trust II, 7.875%, pfd. ...........     Germany          30,600,000             32,321,250
                                                                                                           ----------------

  PROCESS INDUSTRIES
a Asia Pulp & Paper Co. Ltd., 12.00%, pfd. ........................    Indonesia         24,700,000                432,250
                                                                                                           ----------------

  TOTAL PREFERRED STOCKS (COST $55,343,689) .......................                                             33,007,992
                                                                                                           ----------------

  CONVERTIBLE PREFERRED STOCKS 1.7%
  COMMUNICATIONS .1%
  Dobson Communications Corp., 6.00%, cvt. pfd. ...................  United States           28,400              4,487,200
                                                                                                           ----------------

  CONSUMER DURABLES .9%
  Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ...............  United States          550,000             27,439,500
                                                                                                           ----------------

  UTILITIES .7%
  CMS Energy Trust I, 7.75%, cvt. pfd. ............................  United States          530,000             19,747,800
                                                                                                           ----------------

  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $56,440,340) ...........                                             51,674,500
                                                                                                           ----------------

  PARTNERSHIP UNIT (COST $348,937)
  PROCESS INDUSTRIES
c Phosphate Resource Partners LP ..................................  United States          415,000                518,750
                                                                                                           ----------------

  TOTAL LONG TERM INVESTMENTS (COST $3,158,387,964) ...............                                          2,877,905,458
                                                                                                           ----------------

  SHORT TERM INVESTMENT (COST $67,677,721) 2.3%
f Franklin Institutional Fiduciary Trust Money Market Portfolio ...  United States       67,677,721             67,677,721
                                                                                                           ----------------

  TOTAL INVESTMENTS (COST $3,226,065,685) 98.3% ...................                                          2,945,583,179
  OTHER ASSETS, LESS LIABILITIES 1.7% .............................                                             49,859,238
                                                                                                           ----------------
  NET ASSETS 100.0% ...............................................                                        $ 2,995,442,417
                                                                                                           ----------------

CURRENCY ABBREVIATIONS  |  ZAR - South African Rand




a The fund discontinues accruing income on defaulted securities. See Note 6.
b See Note 10 regarding other considerations.
c Non-income producing.
d See Note 8 regarding holdings of 5% voting securities.
e See Note 7 regarding restricted securities.
f See Note 9 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.
g The principal amount is stated in U.S. dollars unless otherwise indicated.

22  | See notes to financial statements. | Semiannual Report

Franklin High Income Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
November 30, 2003 (unaudited)



                                                                             ----------------
                                                                                 AGE HIGH
                                                                                INCOME FUND
                                                                             ----------------
Assets:
 Investments in securities:
  Cost-Unaffiliated issuers ...............................................  $ 3,195,322,338
  Cost-Non-controlled affiliated issuers ..................................       30,743,347
                                                                             ----------------
  Value-Unaffiliated issuers ..............................................    2,943,965,611
  Value-Non-controlled affiliated issuers .................................        1,617,568
 Receivables:
  Investment securities sold ..............................................        5,003,007
  Capital shares sold .....................................................        8,730,654
  Dividends and interest ..................................................       57,488,850
                                                                             ----------------
      Total assets ........................................................    3,016,805,690
                                                                             ----------------
Liabilities:
 Payables:
  Investment securities purchased .........................................       14,490,450
  Capital shares redeemed .................................................        3,364,636
  Affiliates ..............................................................        1,969,809
  Shareholders ............................................................        1,264,466
 Other liabilities ........................................................          273,912
                                                                             ----------------
      Total liabilities ...................................................       21,363,273
                                                                             ----------------
       Net assets, at value ...............................................  $ 2,995,442,417
                                                                             ----------------
Net assets consist of:
 Undistributed net investment income ......................................  $    (4,395,856)
 Net unrealized appreciation (depreciation) ...............................     (280,415,569)
 Accumulated net realized gain (loss) .....................................     (861,549,510)
 Capital shares ...........................................................    4,141,803,352
                                                                             ----------------
       Net assets, at value ...............................................  $ 2,995,442,417
                                                                             ----------------



                                                          Semiannual Report | 23

Franklin High Income Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
November 30, 2003 (unaudited)



                                                                              ----------------
                                                                                  AGE HIGH
                                                                                 INCOME FUND
                                                                              ----------------
CLASS A:
 Net assets, at value ......................................................  $ 2,275,031,568
                                                                              ----------------
 Shares outstanding ........................................................    1,112,634,117
                                                                              ----------------
 Net asset value per share a ...............................................            $2.04
                                                                              ----------------
 Maximum offering price per share (net asset value per share / 95.75%) .....            $2.13
                                                                              ----------------
CLASS B:
 Net assets, at value ......................................................  $   211,801,657
                                                                              ----------------
 Shares outstanding ........................................................      103,806,439
                                                                              ----------------
 Net asset value and maximum offering price per share a ....................            $2.04
                                                                              ----------------
CLASS C:
 Net assets, at value ......................................................  $   473,405,370
                                                                              ----------------
 Shares outstanding ........................................................      230,598,522
                                                                              ----------------
 Net asset value per share a ...............................................            $2.05
                                                                              ----------------
 Maximum offering price per share (net asset value per share / 99%) ........            $2.07
                                                                              ----------------
CLASS R:
 Net assets, at value ......................................................  $     2,991,299
                                                                              ----------------
 Shares outstanding ........................................................        1,454,708
                                                                              ----------------
 Net asset value and maximum offering price per share a ....................            $2.06
                                                                              ----------------
ADVISOR CLASS:
 Net assets, at value ......................................................  $    32,212,523
                                                                              ----------------
 Shares outstanding ........................................................       15,717,656
                                                                              ----------------
 Net asset value and maximum offering price per share ......................            $2.05
                                                                              ----------------



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.




24  | See notes to financial statements. | Semiannual Report

Franklin High Income Trust

STATEMENT OF OPERATIONS
for the six months ended November 30, 2003 (unaudited)


                                                                                     -------------
                                                                                       AGE HIGH
                                                                                      INCOME FUND
                                                                                     -------------
Investment income:
 Dividends
  Unaffiliated issuers ............................................................  $  2,625,926
  Non-controlled affiliated issuers (Note 8) ......................................       175,974
 Interest .........................................................................   122,444,427
                                                                                     -------------
      Total investment income .....................................................   125,246,327
                                                                                     -------------
Expenses:
 Management fees (Note 3) .........................................................     6,433,352
 Distribution fees (Note 3)
  Class A .........................................................................     1,576,573
  Class B .........................................................................       636,042
  Class C .........................................................................     1,447,782
  Class R .........................................................................         6,601
 Transfer agent fees (Note 3) .....................................................     1,734,456
 Custodian fees ...................................................................        16,747
 Reports to shareholders ..........................................................       100,868
 Registration and filing fees .....................................................        81,627
 Professional fees ................................................................        47,936
 Trustees' fees and expenses ......................................................        38,612
 Other ............................................................................        63,202
                                                                                     -------------
      Total expenses ..............................................................    12,183,798
                                                                                     -------------
       Net investment income ......................................................   113,062,529
                                                                                     -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Unaffiliated issuers ............................................................   (35,841,596)
  Non-controlled affiliated issuers (Note 8) ......................................   (28,506,707)
  Foreign currency transactions ...................................................       (36,617)
                                                                                     -------------
       Net realized gain (loss) ...................................................   (64,384,920)
 Net unrealized appreciation (depreciation) on:
  Investments .....................................................................   291,879,622
  Translation of assets and liabilities denominated in foreign currencies .........        54,944
                                                                                     -------------
       Net unrealized appreciation (depreciation) .................................   291,934,566
Net realized and unrealized gain (loss) ...........................................   227,549,646
                                                                                     -------------
Net increase (decrease) in net assets resulting from operations ...................  $340,612,175
                                                                                     -------------




                     Semiannual Report | See notes to financial statements. | 25

Franklin High Income Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended November 30, 2003
(unaudited) and the year ended May 31, 2003



                                                                                      ----------------------------------
                                                                                              AGE HIGH INCOME FUND
                                                                                      ----------------------------------
                                                                                       SIX MONTHS ENDED      YEAR ENDED
                                                                                       NOVEMBER 30, 2003    MAY 31, 2003
                                                                                      ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................................   $  113,062,529   $  223,642,190
  Net realized gain (loss) from investments and foreign currency transactions .......      (64,384,920)    (382,540,699)
  Net unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities denominated in foreign currencies ........................      291,934,566      401,861,216
                                                                                      ----------------------------------
       Net increase (decrease) in net assets resulting from operations ..............      340,612,175      242,962,707
 Distributions to shareholders from net investment income:
   Class A ..........................................................................      (80,390,458)    (172,572,772)
   Class B ..........................................................................       (6,845,151)     (13,148,730)
   Class C ..........................................................................      (15,386,761)     (31,012,176)
   Class R ..........................................................................          (91,373)         (94,422)
   Advisor Class ....................................................................       (1,092,019)      (1,853,546)
                                                                                      ----------------------------------
 Total distributions to shareholders ................................................     (103,805,762)    (218,681,646)
 Capital share transactions: (Note 2)
   Class A ..........................................................................       16,516,097       36,035,469
   Class B ..........................................................................       12,937,470       25,836,560
   Class C ..........................................................................       14,489,418       34,412,875
   Class R ..........................................................................          204,191        1,684,456
   Advisor Class ....................................................................        1,812,974        6,835,747
                                                                                      ----------------------------------
 Total capital share transactions ...................................................       45,960,150      104,805,107
 Redemption fees ....................................................................              360           10,153
       Net increase (decrease) in net assets ........................................      282,766,923      129,096,321
Net assets:
 Beginning of period ................................................................    2,712,675,494    2,583,579,173
                                                                                      ----------------------------------
 End of period ......................................................................   $2,995,442,417   $2,712,675,494
                                                                                      ----------------------------------
Undistributed net investment income included in net assets:
 End of period ......................................................................   $   (4,395,856)  $  (13,652,623)
                                                                                      ----------------------------------




26  | See notes to financial statements. | Semiannual Report

Franklin High Income Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES




Franklin High Income Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin AGE High Income Fund (the Fund). The Fund seeks to provide a high level of current income while seeking capital appreciation. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.





                                                          Semiannual Report | 27

Franklin High Income Trust

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)




D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

The Fund may charge a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.





28  | Semiannual Report

Franklin High Income Trust

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)




I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At November 30, 2003, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                  ------------------------------------------------------------------
                                        SIX MONTHS ENDED                         YEAR ENDED
                                        NOVEMBER 30, 2003                       MAY 31, 2003
                                  ------------------------------------------------------------------
                                     SHARES          AMOUNT               SHARES           AMOUNT
                                  ------------------------------------------------------------------
CLASS A SHARES:
  Shares sold ...................  177,674,850   $ 345,072,646          339,768,176   $ 574,959,419
  Shares issued in reinvestment
   of distributions .............   20,973,155      40,504,454           49,056,818      82,427,355
  Shares redeemed ............... (191,036,765)   (369,061,003)        (365,400,435)   (621,351,305)
                                  ------------------------------------------------------------------
  Net increase (decrease) .......    7,611,240   $  16,516,097           23,424,559   $  36,035,469
                                  ------------------------------------------------------------------
CLASS B SHARES:
  Shares sold ...................   16,083,639   $  31,369,671           31,059,685   $  52,959,665
  Shares issued in reinvestment
   of distributions .............    1,728,124       3,332,854            3,552,930       5,966,812
  Shares redeemed ...............  (11,244,422)    (21,765,055)         (19,584,485)    (33,089,917)
                                  ------------------------------------------------------------------
  Net increase (decrease) .......    6,567,341   $  12,937,470           15,028,130   $  25,836,560
                                  ------------------------------------------------------------------
CLASS C SHARES:
  Shares sold ...................   35,649,231   $  69,928,066           67,000,204   $ 115,487,657
  Shares issued in reinvestment
   of distributions .............    4,660,795       9,042,792           10,329,695      17,445,571
  Shares redeemed ...............  (33,166,298)    (64,481,440)         (58,030,600)    (98,520,353)
                                  ------------------------------------------------------------------
  Net increase (decrease) .......    7,143,728   $  14,489,418           19,299,299   $  34,412,875
                                  ------------------------------------------------------------------




                                                          Semiannual Report | 29

Franklin High Income Trust

AGE HIGH INCOME FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)


                                    ---------------------------------------------------------------
                                        SIX MONTHS ENDED                         YEAR ENDED
                                        NOVEMBER 30, 2003                       MAY 31, 2003
                                    ---------------------------------------------------------------
                                     SHARES         AMOUNT                SHARES         AMOUNT
                                    ---------------------------------------------------------------
CLASS R SHARES:
  Shares sold .....................    769,001   $  1,508,139            1,346,141   $  2,309,346
  Shares issued in reinvestment
   of distributions ...............     41,005         79,507               51,910         88,307
  Shares redeemed .................   (718,245)    (1,383,455)            (414,580)      (713,197)
                                    ---------------------------------------------------------------
  Net increase (decrease) .........     91,761   $    204,191              983,471   $  1,684,456
                                    ---------------------------------------------------------------
ADVISOR CLASS SHARES:
  Shares sold .....................  9,449,045   $ 18,448,853           12,167,987   $ 20,886,444
  Shares issued in reinvestment
   of distributions ...............    341,616        660,655              693,153      1,170,567
  Shares redeemed ................. (8,961,926)   (17,296,534)          (9,041,524)   (15,221,264)
                                    ---------------------------------------------------------------
  Net increase (decrease) .........    828,735   $  1,812,974            3,819,616   $  6,835,747
                                    ---------------------------------------------------------------


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

---------------------------------------------------------------------------------------
  ENTITY                                                         AFFILIATION
---------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                             Investment manager
  Franklin Templeton Services, LLC (FT Services)                 Administrative manager
  Franklin/Templeton Distributors, Inc. (Distributors)           Principal underwriter
  Franklin/Templeton Investor Services, LLC (Investor Services)  Transfer agent

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

----------------------------------------------------------------------------
  ANNUALIZED FEE RATE   MONTH-END NET ASSETS
----------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .15%, .65%, .65% and .50% per year of its average daily net assets of Class A, Class B, Class C and Class R, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the period of $849,363 and $481,638, respectively.

The Fund paid transfer agent fees of $1,734,456, of which $1,266,994 was paid to Investor Services.







30  | Semiannual Report

Franklin High Income Trust

AGE HIGH INCOME FUND

4. INCOME TAXES




At May 31, 2003, the Fund had tax basis capital losses of $547,277,307 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2009 ...................................................  $126,000,271
 2010 ...................................................   147,493,159
 2011 ...................................................   273,783,877
                                                           ------------
                                                           $547,277,307
                                                           ------------

At May 31, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $249,887,283. For tax purposes, such losses will be reflected in the year ending May 31, 2004.

At November 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $3,226,480,095 was as follows:

Unrealized appreciation ................................  $ 282,169,528
Unrealized depreciation ................................   (563,066,444)
                                                          --------------
Net unrealized appreciation (depreciation) .............  $(280,896,916)
                                                          --------------

Net investment income and net realized gains and losses differ for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions and bond discounts and premiums.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended November 30, 2003 aggregated $534,659,177 and $541,022,971, respectively.


6. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 91.8% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted and/or other securities for which the income has been deemed uncollectible. The Fund discontinues accruing income on these securities and provides an estimate for losses on interest receivable. At November 30, 2003, the value of these securities was $102,812,279 representing 3.4% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.







                                                          Semiannual Report | 31

Franklin High Income Trust

AGE HIGH INCOME FUND

7. RESTRICTED SECURITIES




At November 30, 2003, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At November 30, 2003, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

-----------------------------------------------------------------------------------------------------
                                                                 ACQUISITION
  SHARES   ISSUER                                                   DATE         COST         VALUE
-----------------------------------------------------------------------------------------------------
 30,000    Poland Telecom Finance, wts., 144A, 12/01/07 .......   11/24/97      $180,000  $        --
                                                                                          -----------
           TOTAL RESTRICTED SECURITIES (0% of Net Assets) .....                           $        --
                                                                                          -----------



8. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at November 30, 2003 were as shown below.

--------------------------------------------------------------------------------------------------------
                             NUMBER OF                      NUMBER OF
                            SHARES HELD                    SHARES HELD   VALUE                REALIZED
                           AT BEGINNING  GROSS      GROSS    AT END     AT END    DIVIDEND     CAPITAL
  NAME OF ISSUER             OF PERIOD ADDITIONS REDUCTIONS OF PERIOD  OF PERIOD   INCOME    GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
  Anacomp Inc., A .........    366,600      --    (366,600)        -- $       -- $     --  $(27,867,868)
  Harvard Industries Inc. .    793,966      --          --    793,966      1,588       --            --
  International Wireless
    Communications Holdings  1,759,743      --          --  1,759,743    351,949  175,974            --
  Prandium Inc. ...........    524,377      --    (414,200)   110,177          *       --      (638,839)
  VS Holdings .............  1,685,375      --          --  1,685,375  1,264,031
                                                                      ----------------------------------
      TOTAL NON-CONTROLLED
        AFFILIATED ISSUERS                                            $1,617,568 $175,974  $(28,506,707)
                                                                      ----------------------------------

*As of 11/30/2003, no longer an affiliate.



9. INVESTMENTS IN THE FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $253,525 of dividend income from investment in the Sweep Money Fund for the period ended November 30, 2003.







32 | Semiannual Report

Franklin High Income Trust

FRANKLIN AGE HIGH INCOME FUND

10. OTHER CONSIDERATIONS




Advisers, as the Fund's Manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. Currently the Manager serves in one or more of these capacities for Adelphia Communications Corp., Magellan Health Services Inc. and United Airlines Inc. As a result of this involvement, Advisers may be in possession of certain material non-public information. If the Fund's Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.



                                                          Semiannual Report | 33

Franklin High Income Trust

PROXY VOTING POLICIES AND PROCEDURES



FRANKLIN'S AGE HIGH INCOME FUND



The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention:
Proxy Group.



34 | Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS



INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund
Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund


TAX-FREE INCOME 8

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6, 7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia



INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. Effective June 30, 2003, the fund reopened to all new investors.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.




11/03                                          Not part of the semiannual report

     [LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]      One Franklin Parkway
      INVESTMENTS             San Mateo, CA 94403-1906



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN'S AGE
HIGH INCOME FUND


INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin's AGE High Income Fund prospectus, which contains more complete information including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



105 S2003 01/04


ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    January 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    January 30, 2004


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    January 30, 2004